TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of accounts receivable categories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	$ 1,364,217	$ 1,132,923
Other accounts receivable	80,919	99,063
Gross exposure according to balance
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	1,364,217	1,132,923
Other accounts receivable	80,919	99,063
Gross impaired exposure
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	(49,317)	(55,937)
Other accounts receivable	0	0
Exposure net of risk concentrations
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	1,314,900	1,076,986
Other accounts receivable	$ 80,919	$ 99,063